SUBSEQUENT EVENTS (Details) (Beijing Jiuyou Technology Co., Ltd. ("Jiuyou'''') [Member], Subsequent event [Member], CNY)	1 Months Ended
Feb. 28, 2015
Beijing Jiuyou Technology Co., Ltd. ("Jiuyou'''') [Member] | Subsequent event [Member]
Subsequent Event [Line Items]
Payment to acquire hotel reservation business	5,000,000
Related party loan	6,000,000